SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31, 2012		March 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$340,255	$340,255	$376,675	$376,675
Restricted cash (current assets)	2,543	2,543	2,549	2,549
Short-term investments	3,666	3,666	1,564	1,564
Notes receivable (including current portion)	3,748	3,748	3,025	3,025
Marketable securities (other assets, long-term)	4,458	4,458	4,621	4,621
Deferred compensation (other liabilities, long-term)	3,874	3,874	4,042	4,042
2011 Term Facility (including current portion, net of discount)	584,813	584,813	—	—
2013 Term Facility (including current portion, net of discount)	—	—	322,242	322,242
Senior Notes (including current portion)	—	—	300,000	300,000

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	December 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$122,237	$122,237	$340,255	$340,255
Restricted cash (current assets)	$10,251	$10,251	$2,543	$2,543
Short-term investments	$10,545	$10,545	$3,666	$3,666
Notes receivable (including current portion)	$6,534	$6,534	$3,748	$3,748
Marketable securities (other assets, long-term)	$4,008	$4,008	$4,458	$4,458
Long-term investments	$2,506	$2,506	$—	$—
Deferred compensation (other liabilities long-term)	$4,028	$4,028	$3,874	$3,874
Note payable (including current portion)	$589,665	$589,665	$584,813	$584,813

Property, Plant and Equipment, Useful Life

Depreciation and amortization of property and equipment are determined using the straight-line method over the estimated useful lives of the assets, as follows:

Computer hardware	3 – 5 years
Equipment	5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Lesser of related lease term or useful life

Finite-lived Intangible Assets, Useful Life

The Company’s identifiable intangible assets are amortized as follows:

	Years	Method
Acquired technologies	3 – 5	Straight-line
Customer lists and relationships	3 – 10	Various
Trade names and trademarks	3	Straight-line